Cover	Jul. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43392
Entity Registrant Name	Samos Energy Acquisition Corporation
Entity Central Index Key	0002125567
Entity Tax Identification Number	98-1919529
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	535 Fifth Avenue, 4th Floor
Entity Address, Address Line Two	Suite 1051
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	329-9903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Trading Symbol	SAMO.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per shar
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per shar
Trading Symbol	SAMO
Security Exchange Name	NYSE
Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SAMO.WS
Security Exchange Name	NYSE